Stock Compensation Plans - Summary of ESPP Share Activity (Detail)	12 Months Ended
Dec. 31, 2015 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Available for future purchases, December 31, 2015	2,439,489
2009 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Available for future purchases, January 1, 2015	307,448
Additional shares reserved under 2009 ESPP	80,933
Purchases	(108,792)
Available for future purchases, December 31, 2015	279,589